HEDGE ACCOUNTING - Accumulated OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Balance at the beginning of the year	$ 696,773
Balance at the end of the year	1,093,447	$ 696,773
Cash flow hedges
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Balance at the beginning of the year	(14,343)	5,447	$ 7,419
Changes in the fair value of the hedge forward contracts	(6,597)	(19,513)	24,874
Transferred to profit or loss	20,066	(276)	(26,846)
Balance at the end of the year	$ (874)	$ (14,343)	$ 5,447